PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	As of December 31, 2011	As of December 31, 2012
Value-added taxes refundable	$27,225	$26,514
Advances to staff	996	1,663
Other current assets	12,115	14,145
	$40,336	$42,322